OPERATING SEGMENT AND GEOGRAPHIC INFORMATION - Summary of operating results for business segments - (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Total revenues	$ 78,756	$ 78,318	$ 80,432	$ 80,786	$ 84,263	$ 84,667	$ 84,068	$ 81,961
Direct costs of sales and services, exclusive of depreciation and amortization:
Total direct costs of sales and services, exclusive of depreciation and amortization	31,434	33,681	32,978	33,346	35,475	37,148	36,562	35,760
Segment profit:
Exit activities, restructuring and impairments	$ 1,033	$ 920	$ 59	$ 265	$ 1,518	$ 56	$ 1,561	$ 1,384	$ 2,278	$ 4,520	$ 1,414
Loss from operations									(25,895)	(14,339)	(7,487)
Non-operating expenses									26,408	26,775	12,841
Loss before income taxes and equity in (earnings) of equity-method investment									(52,303)	(41,114)	(20,328)
Operating Segments
Revenues:
Total revenues									318,293	334,959	283,342
Direct costs of sales and services, exclusive of depreciation and amortization:
Total direct costs of sales and services, exclusive of depreciation and amortization									131,440	144,946	132,012
Segment profit:
Total segment profit									186,853	190,013	151,330
Operating Segments | Data center and network services
Revenues:
Total revenues									213,040	226,528	230,945
Direct costs of sales and services, exclusive of depreciation and amortization:
Total direct costs of sales and services, exclusive of depreciation and amortization									104,105	115,820	114,847
Segment profit:
Total segment profit									108,935	110,708	116,098
Operating Segments | Cloud and hosting services
Revenues:
Total revenues									105,253	108,431	52,397
Direct costs of sales and services, exclusive of depreciation and amortization:
Total direct costs of sales and services, exclusive of depreciation and amortization									27,335	29,126	17,165
Segment profit:
Total segment profit									77,918	79,305	35,232
Segment Reconciling Items
Segment profit:
Exit activities, restructuring and impairments									2,278	4,520	1,414
Other operating expenses, including direct costs of customer support, depreciation and amortization									210,470	199,832	157,403
Loss from operations									(25,895)	(14,339)	(7,487)
Non-operating expenses									26,408	26,775	12,841
Loss before income taxes and equity in (earnings) of equity-method investment									$ (52,303)	$ (41,114)	$ (20,328)